Leases	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Leases [Abstract]
Leases

NOTE 11. LEASES:

The Company determines if an arrangement contains a lease at inception. Right of use (“ROU”) assets represent the right to use an underlying asset for the lease term and lease liabilities represent the obligation to make lease payments arising from the lease. ROU assets and liabilities are recognized at the lease commencement date based on the estimated present value of lease payments over the lease term.

The Company’s principal facility is located in Suwanee, Georgia. The Company also leases office space in various locations with expiration dates between 2016 and 2020. In January 2020, the Company entered into a lease agreement for its Dallas office with expiration date 2027. The lease agreements often include leasehold improvement incentives, escalating lease payments, renewal provisions and other provisions which require the Company to pay taxes, insurance, maintenance costs, or defined rent increases. Rent expense is recorded over the lease terms on a straight-line basis. Rent expense was $0.1 million and $0.17 million for the six months ended June 30, 2020 and June 30, 2019, respectively.

The Company utilized a portfolio approach in determining the discount rate. The portfolio approach takes into consideration the range of the term, the range of the lease payments, the category of the underlying asset and the Company’s estimated incremental borrowing rate, which is derived from information available at the lease commencement date, in determining the present value of lease payments. The Company also considered its recent debt issuances as well as publicly available data for instruments with similar characteristics when calculating the incremental borrowing rates.

The lease terms include options to extend the leases when it is reasonably certain that the Company will exercise that option. These operating leases contain renewal options for periods ranging from three to five years that expire at various dates with no residual value guarantees. Future obligations relating to the exercise of renewal options is included in the measurement if, based on the judgment of management, the renewal option is reasonably certain to be exercised. Factors in determining whether an option is reasonably certain of exercise include, but are not limited to, the value of leasehold improvements, the value of the renewal rate compared to market rates, and the presence of factors that would cause a significant economic penalty to the Company if the option is not exercised. Management reasonably plans to exercise all options, and as such, all renewal options are included in the measurement of the right-of-use assets and operating lease liabilities.

Leases with a term of 12 months or less are not recorded on the balance sheet, per the election of the practical expedient noted above.

The Company recognizes lease expense for these leases on a straight-line basis over the lease term. The Company recognizes variable lease payments in the period in which the obligation for those payments is incurred. Variable lease payments that depend on an index or a rate are initially measured using the index or rate at the commencement date, otherwise variable lease payments are recognized in the period incurred. Rent expense was $0.1 million and $0.17 million for the six months ended June 30, 2020 and June 30, 2019, respectively.

The components of lease expense were as follows:

Six Months ended, June 30, 2020

Operating leases	107,852
Interest on lease liabilities	6,117
Total net lease cost	113,969

Supplemental balance sheet information related to leases was as follows:

June 30, 2020
Operating leases:
Operating lease ROU assets	$906,995

Current operating lease liabilities, included in current liabilities	$208,663
Noncurrent operating lease liabilities, included in long-term liabilities	708,237
Total operating lease liabilities	$916,900

Supplemental cash flow and other information related to leases was as follows:

Six Months Ended June 30, 2020
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	$-
ROU assets obtained in exchange for lease liabilities:
Operating leases	$906,995

Weighted average remaining lease term (in years):	7
Operating leases	2.3
Weighted average discount rate:
Operating leases	7.25%

Total future minimum payments required under the lease obligations as of June 30, 2020 are as follows:

Six Months Ending June 30,
2020	$266,457
2021	234,172
2022	114,402
2023	117,830
2024	121,364
Thereafter	286,108
Total lease payments	$1,1,40,333
Less: amounts representing interest	223,433
Total lease obligations	$916,900

NOTE 15. Leases

The Company determines if an arrangement contains a lease at inception. Right of use (“ROU”) assets represent the right to use an underlying asset for the lease term and lease liabilities represent the obligation to make lease payments arising from the lease. ROU assets and liabilities are recognized at the lease commencement date based on the estimated present value of lease payments over the lease term.

The Company’s principal facility is located in Suwanee, Georgia. The Company also leases office space in various locations with expiration dates between 2016 and 2020. In January 2020, the Company entered into a lease agreement for its Dallas office with expiration date 2027. The lease agreements often include leasehold improvement incentives, escalating lease payments, renewal provisions and other provisions which require the Company to pay taxes, insurance, maintenance costs, or defined rent increases. Rent expense is recorded over the lease terms on a straight-line basis. Rent expense was $0.34 million and $0.26 million for the twelve months ended December 31, 2019 and December 31, 2018, respectively.

The Company utilized a portfolio approach in determining the discount rate. The portfolio approach takes into consideration the range of the term, the range of the lease payments, the category of the underlying asset and the Company’s estimated incremental borrowing rate, which is derived from information available at the lease commencement date, in determining the present value of lease payments. The Company also considered its recent debt issuances as well as publicly available data for instruments with similar characteristics when calculating the incremental borrowing rates.

The lease terms include options to extend the leases when it is reasonably certain that the Company will exercise that option. These operating leases contain renewal options for periods ranging from three to five years that expire at various dates with no residual value guarantees. Future obligations relating to the exercise of renewal options is included in the measurement if, based on the judgment of management, the renewal option is reasonably certain to be exercised. Factors in determining whether an option is reasonably certain of exercise include, but are not limited to, the value of leasehold improvements, the value of the renewal rate compared to market rates, and the presence of factors that would cause a significant economic penalty to the Company if the option is not exercised. Management reasonably plans to exercise all options, and as such, all renewal options are included in the measurement of the right-of-use assets and operating lease liabilities.

Leases with a term of 12 months or less are not recorded on the balance sheet, per the election of the practical expedient noted above.

The Company recognizes lease expense for these leases on a straight-line basis over the lease term. The Company recognizes variable lease payments in the period in which the obligation for those payments is incurred. Variable lease payments that depend on an index or a rate are initially measured using the index or rate at the commencement date, otherwise variable lease payments are recognized in the period incurred. Rent expense was $0.34 million and $0.26 million for the twelve months ended December 31, 2019 and December 31, 2018, respectively.

The components of lease expense were as follows:

Year Ended December 31, 2019

Operating leases	95,481
Interest on lease liabilities	3,788
Total net lease cost	99,269

Supplemental balance sheet information related to leases was as follows:

December 31, 2019
Operating leases:
Operating lease ROU assets	$286,162

Current operating lease liabilities, included in current liabilities	$120,052
Noncurrent operating lease liabilities, included in long-term liabilities	169,897
Total operating lease liabilities	$289,949

Supplemental cash flow and other information related to leases was as follows:

Year Ended December 31, 2019
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	$85,591
ROU assets obtained in exchange for lease liabilities:
Operating leases	$371,754

Weighted average remaining lease term (in years):
Operating leases	2.3
Weighted average discount rate:
Operating leases	7.25%

Total future minimum payments required under the lease obligations as of December 31, 2019 are as follows:

Twelve Months Ending December 31,
2020	$136,347
2021	141,507
2022	35,694
2023	-
Total lease payments	$313,550
Less: amounts representing interest	(23,599)
Total lease obligations	$289,951